Consolidated Schedule of Investments (unaudited) September 30, 2020	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 1.2%
Tesla, Inc.(a)(b)	29,130	$12,497,061

Banks — 1.1%
Klarna Holdings AB, (Acquired 08/07/19, Cost: $7,971,978)(c)(d)	26,430	11,167,128

Diversified Consumer Services(a)(b) — 1.6%
Chegg, Inc.	120,357	8,598,304
TAL Education Group, ADR	109,038	8,291,250

		16,889,554

Diversified Financial Services — 0.4%
TransferWise, (Acquired 06/03/19, Cost: $2,471,478)(c)(d)	27,945	3,499,552

Diversified Telecommunication Services — 0.9%
Bandwidth, Inc., Class A(a)(b)	50,261	8,774,063

Electronic Equipment, Instruments & Components — 0.7%
Samsung SDI Co. Ltd.	18,473	6,824,265

Entertainment(a) — 3.6%
Activision Blizzard, Inc.	108,779	8,805,660
NetEase, Inc., ADR	15,079	6,855,969
Netflix, Inc.(b)	13,669	6,834,910
Roku, Inc.(b)	48,457	9,148,682
Tencent Music Entertainment Group, ADR(b)	387,074	5,717,083

		37,362,304

Health Care Technology(b) — 1.6%
Ping An Healthcare and Technology Co. Ltd.(e)	488,078	6,297,598
Teladoc Health, Inc.(a)	48,402	10,611,655

		16,909,253

Interactive Media & Services — 10.1%
Alphabet, Inc., Class A(a)(b)	15,503	22,721,197
Facebook, Inc., Class A(a)(b)	46,152	12,087,209
Kakao Corp.	47,217	14,682,294
Snap, Inc., Class A(a)(b)	317,203	8,282,170
Tencent Holdings Ltd.	385,400	26,031,215
Yandex NV, Class A(a)(b)	160,240	10,455,660
ZoomInfo Technologies, Inc., Class A(a)(b)	241,571	10,385,137

		104,644,882

Internet & Direct Marketing Retail — 10.9%
Alibaba Group Holding Ltd., ADR(a)(b)	114,300	33,601,914
Amazon.com, Inc.(a)(b)	11,136	35,064,257
Delivery Hero SE(b)(e)	98,747	11,330,157
Ensogo Ltd.(b)(c)	173,282	1
Jasper Infotech Private Ltd., (Acquired 08/08/15, Cost: $1,998,435)(c)(d)	1,054	253,888
Meituan Dianping, Class B(b)	576,096	18,147,763
MercadoLibre, Inc.(a)(b)	13,361	14,463,015

		112,860,995

IT Services — 19.0%
Adyen NV(b)(e)	5,298	9,772,071
GMO Payment Gateway, Inc.	74,300	7,959,208
Mastercard, Inc., Class A(a)	74,075	25,049,943
MongoDB, Inc.(a)(b)	29,473	6,823,294
Okta, Inc.(a)(b)	65,832	14,078,173
Pagseguro Digital Ltd., Class A(a)(b)	145,648	5,492,386
PayPal Holdings, Inc.(a)(b)	106,075	20,899,957

Security	Shares	Value

IT Services (continued)
Shopify, Inc., Class A(a)(b)	19,006	$19,442,568
Snowflake, Inc., Class A(a)(b)	8,644	2,169,644
Square, Inc., Class A(a)(b)	144,512	23,490,425
StoneCo Ltd., Class A(a)(b)	167,534	8,860,873
TRAX Ltd., (Acquired 09/12/19, Cost: $4,000,012)(c)(d)	106,667	5,990,419
Trumid Holdings LLC, Class J-A(c)	5,038	1,999,784
Trumid Holdings LLC, Class J-B(c)	5,038	1,999,784
Twilio, Inc., Class A(a)(b)	89,272	22,058,218
Visa, Inc., Class A(a)	102,176	20,432,135

		196,518,882

Semiconductors & Semiconductor Equipment — 12.7%
Advanced Micro Devices, Inc.(a)(b)	236,104	19,358,167
ASML Holding NV	35,871	13,249,774
Cree, Inc.(a)(b)	120,271	7,666,074
Inphi Corp.(a)(b)	89,383	10,033,242
Lam Research Corp.(a)	36,164	11,997,407
Marvell Technology Group Ltd.(a)	343,206	13,625,278
Monolithic Power Systems, Inc.(a)	33,117	9,259,844
Renesas Electronics Corp.(b)	1,084,400	7,959,106
Skyworks Solutions, Inc.(a)	47,575	6,922,163
SOITEC(b)	74,283	10,696,425
STMicroelectronics NV	293,649	9,006,213
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	136,608	11,074,811

		130,848,504

Software — 24.4%
Adobe, Inc.(a)(b)	42,101	20,647,594
Altium Ltd.	259,235	6,740,442
Atlassian Corp. PLC, Class A(a)(b)	49,062	8,918,981
Autodesk, Inc.(a)(b)	40,617	9,382,933
Avalara, Inc.(a)(b)	81,798	10,416,157
Cadence Design Systems, Inc.(a)(b)	77,759	8,291,442
Coupa Software, Inc.(a)(b)	45,108	12,370,418
Crowdstrike Holdings, Inc., Class A(a)(b)	56,369	7,740,591
Databricks, Inc., (Acquired 07/24/20, Cost: $960,476)(c)(d)	19,999	959,952
Elastic NV(a)(b)	56,525	6,098,482
Fair Isaac Corp.(a)(b)	12,734	5,416,789
Intuit, Inc.(a)	22,130	7,219,027
Kingdee International Software Group Co. Ltd.(b)	4,123,000	10,754,034
Microsoft Corp.(a)	199,157	41,888,692
Online Ventures Pty Ltd., (Acquired 01/21/20, Cost: $6,160,136)(c)(d)	53,642	5,877,655
Paycom Software, Inc.(a)(b)	20,090	6,254,017
RingCentral, Inc., Class A(a)(b)	41,312	11,344,688
salesforce.com, Inc.(a)(b)	43,202	10,857,527
ServiceNow, Inc.(a)(b)	28,435	13,790,975
TeamViewer AG(b)(e)	169,717	8,370,414
Think & Learn Private Ltd., (Acquired 09/30/20, Cost: $1,524,948)(c)(d)	997	1,515,194
Unity Software, Inc.(b)	82,957	7,240,487
Xero Ltd.(b)	112,503	8,206,537
Zoom Video Communications, Inc., Class A(a)(b)	20,211	9,501,393
Zscaler, Inc.(a)(b)	91,823	12,918,578

		252,722,999

CONSOLIDATED SCHEDULE OF INVESTMENTS	1

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST) (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.(a)	387,449	$44,870,469

Total Common Stocks — 92.5% (Cost: $310,592,564)		956,389,911

Preferred Securities

Preferred Stocks — 8.3%(c)(d)

Diversified Financial Services — 0.3%
TransferWise
Series A, (Acquired 06/03/19, Cost: $1,004,242)	11,355	1,421,987
Series B, (Acquired 06/03/19, Cost: $288,407)	3,261	408,375
Series C, (Acquired 06/03/19, Cost: $161,315)	1,824	228,419
Series D, (Acquired 06/03/19, Cost: $44,579)	504	63,116
Series E, (Acquired 06/03/19, Cost: $4,688)	53	6,637
TransferWise (Seed Preferred), (Acquired 06/03/19, Cost: $849,295)	9,603	1,202,584

		3,331,118

Electronic Equipment, Instruments & Components — 0.5%
Credo Technology Group Holding Ltd., Series D, (Acquired 03/20/20, Cost: $5,000,001)	1,001,382	4,996,896

Food Products — 0.3%
Farmer’s Business Network, Inc, Series F, (Acquired 07/31/20, Cost: $2,999,886)	90,750	3,000,195

Internet & Direct Marketing Retail — 0.5%
Postmates, Inc., Series F, (Acquired 01/08/19, Cost: $3,130,002)	392,275	4,985,815

Road & Rail — 1.7%
Ant Financial, Series C, (Acquired 05/18/18, Cost: $6,492,863)	1,157,373	9,525,180
FlixMobility GmbH, Series F, (Acquired 07/26/19, Cost: $5,482,937)	275	2,826,227
Xiaoju Kuaizhi, Inc., Series A-17, (Acquired 07/28/15, Cost: $3,016,964)	110,003	5,387,947

		17,739,354

Semiconductors & Semiconductor Equipment — 2.2%
Innovium, Inc., Series E, (Acquired 08/21/19, Cost: $3,000,003)	353,478	3,029,307
Innovium, Inc., Series F, (Acquired 06/10/20, Cost: $2,999,996)	296,062	2,913,250
Nuvia Inc, Series B, (Acquired 09/17/20, Cost: $2,999,998)	935,352	3,000,001
Psiquantum Corp., Series C, (Acquired 09/09/19, Cost: $3,200,234)	690,003	3,187,814
SambaNova Systems, Inc., Series C, (Acquired 02/20/20, Cost: $9,972,126)	187,300	10,398,896

		22,529,268

Software — 2.8%
Avidxchange, Inc., (Acquired 07/29/20, Cost: $2,022,088)	41,257	2,022,005
C3 AI, Inc., Series H, (Acquired 08/14/19, Cost: $7,129,478)	1,415,000	7,513,650
Databricks, Inc., Series F, (Acquired 10/22/19, Cost: $3,999,999)	93,135	4,470,480

Security	Shares	Value

Software (continued)
GitLab, Inc., Series E, (Acquired 09/10/19, Cost: $2,915,501)	156,500	$3,341,275
Think & Learn Private Ltd., Series F, (Acquired 09/30/20, Cost: $3,052,975)	1,054	3,043,458
Unqork, Inc, Series C, (Acquired 09/18/20, Cost: $1,303,260)	1,190	1,303,260
Unqork, Inc., Series B, (Acquired 09/19/19, Cost: $3,198,416)	7,027	7,695,830

		29,389,958

Total Preferred Stocks — 8.3%		85,972,604

Total Preferred Securities — 8.3% (Cost: $74,269,253)		85,972,604

Warrants

IT Services — 0.0%
TRAX Ltd., (Acquired 09/12/19, Cost: $0)(c)(d)	17,065	180,718

Total Warrants — 0.0% (Cost: $ — )		180,718

Total Long-Term Investments — 100.8% (Cost: $384,861,817)		1,042,543,233

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(f)(g)	2,316,076	2,316,076

Total Short-Term Securities — 0.2% (Cost: $2,316,076)		2,316,076

Total Investments Before Options Written — 101.0% (Cost: $387,177,893)		1,044,859,309

Options Written — (1.4)% (Premiums Received: $(13,668,303))		(13,850,487)

Total Investments, Net of Options Written — 99.6% (Cost: $373,509,590)		1,031,008,822

Other Assets Less Liabilities — 0.4%		3,646,619

Net Assets — 100.0%		$1,034,655,441

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $115,417,110, representing 11.16% of its net assets as of period end, and an original cost of $99,356,716.

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Trust.
(g)	Annualized 7-day yield as of period end.

2

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,881,516	$—		$(6,565,440	)(a)	$—	$—	$2,316,076	2,316,076	$25,712		$—
SL Liquidity Series, LLC, Money Market Series	—	495	(a)	—		(495)	—	—	—	24,063	(b)	—

						$(495)	$—	$2,316,076		$49,775		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alibaba Group Holding Ltd., ADR	26	10/02/20	USD	275.00	USD	764	$(49,920)
Amazon.com, Inc.	14	10/02/20	USD	3,250.00	USD	4,408	(8,365)
Atlassian Corp. PLC, Class A	6	10/02/20	USD	175.00	USD	109	(4,380)
Autodesk, Inc.	68	10/02/20	USD	260.00	USD	1,571	(340)
Marvell Technology Group Ltd.	207	10/02/20	USD	38.50	USD	822	(28,876)
RingCentral, Inc., Class A	17	10/02/20	USD	300.00	USD	467	(765)
ServiceNow, Inc.	40	10/02/20	USD	460.00	USD	1,940	(103,400)
Snap, Inc., Class A	136	10/02/20	USD	25.00	USD	355	(15,844)
Square, Inc., Class A	90	10/02/20	USD	172.50	USD	1,463	(4,635)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	212	10/02/20	USD	78.50	USD	1,719	(60,950)
Teladoc Health, Inc.	78	10/02/20	USD	230.00	USD	1,710	(6,435)
Tesla, Inc.	55	10/02/20	USD	360.00	USD	2,360	(380,600)
Twilio, Inc., Class A	68	10/02/20	USD	255.00	USD	1,680	(18,190)
Visa, Inc., Class A	40	10/02/20	USD	202.50	USD	800	(2,600)
Yandex NV, Class A	35	10/02/20	USD	67.00	USD	228	(1,050)
Adobe, Inc.	35	10/09/20	USD	495.00	USD	1,716	(30,625)
Advanced Micro Devices, Inc.	30	10/09/20	USD	105.00	USD	246	(420)
Alphabet, Inc., Class A	15	10/09/20	USD	1,635.00	USD	2,198	(1,575)
Amazon.com, Inc.	14	10/09/20	USD	3,450.00	USD	4,408	(7,875)
Apple, Inc.	232	10/09/20	USD	132.50	USD	2,687	(1,624)
Atlassian Corp. PLC, Class A	159	10/09/20	USD	180.00	USD	2,890	(89,835)
Cree, Inc.	95	10/09/20	USD	67.00	USD	606	(6,175)
Crowdstrike Holdings, Inc., Class A	83	10/09/20	USD	131.00	USD	1,140	(73,040)
Intuit, Inc.	32	10/09/20	USD	347.50	USD	1,044	(1,760)
Lam Research Corp.	27	10/09/20	USD	327.50	USD	896	(30,780)
Marvell Technology Group Ltd.	376	10/09/20	USD	39.50	USD	1,493	(41,924)
Mastercard, Inc., Class A	39	10/09/20	USD	370.00	USD	1,319	(2,925)
Microsoft Corp.	69	10/09/20	USD	232.50	USD	1,451	(518)
Microsoft Corp.	76	10/09/20	USD	212.50	USD	1,599	(20,254)
MongoDB, Inc.	49	10/09/20	USD	252.50	USD	1,134	(7,473)
Netflix, Inc.	17	10/09/20	USD	550.00	USD	850	(2,720)
Okta, Inc.	17	10/09/20	USD	227.50	USD	364	(2,661)
PayPal Holdings, Inc.	148	10/09/20	USD	205.00	USD	2,916	(25,974)
Shopify, Inc., Class A	12	10/09/20	USD	1,090.00	USD	1,228	(12,840)
Snap, Inc., Class A	265	10/09/20	USD	24.50	USD	692	(49,157)
Snap, Inc., Class A	121	10/09/20	USD	25.00	USD	316	(17,484)
Square, Inc., Class A	200	10/09/20	USD	165.00	USD	3,251	(93,500)

CONSOLIDATED SCHEDULE OF INVESTMENTS	3

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
StoneCo Ltd., Class A	169	10/09/20	USD	57.00	USD	894	$(4,648)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	74	10/09/20	USD	85.00	USD	600	(3,515)
Teladoc Health, Inc.	98	10/09/20	USD	210.00	USD	2,149	(134,260)
Tesla, Inc.	13	10/09/20	USD	475.00	USD	558	(9,458)
Twilio, Inc., Class A	45	10/09/20	USD	265.00	USD	1,112	(15,300)
Zscaler, Inc.	76	10/09/20	USD	160.00	USD	1,069	(2,812)
Activision Blizzard, Inc.	78	10/16/20	USD	82.50	USD	631	(12,441)
Adobe, Inc.	30	10/16/20	USD	530.00	USD	1,471	(8,205)
Advanced Micro Devices, Inc.	158	10/16/20	USD	87.50	USD	1,295	(24,727)
Alibaba Group Holding Ltd., ADR	58	10/16/20	USD	285.00	USD	1,705	(83,810)
Amazon.com, Inc.	12	10/16/20	USD	3,400.00	USD	3,778	(29,970)
Apple, Inc.	232	10/16/20	USD	120.00	USD	2,687	(50,924)
Atlassian Corp. PLC, Class A	4	10/16/20	USD	180.00	USD	73	(2,960)
Avalara, Inc.	135	10/16/20	USD	130.00	USD	1,719	(58,050)
Bandwidth, Inc., Class A	90	10/16/20	USD	150.00	USD	1,571	(233,100)
Cadence Design Systems, Inc.	131	10/16/20	USD	109.67	USD	1,397	(26,467)
Chegg, Inc.	209	10/16/20	USD	85.00	USD	1,493	(3,135)
Cree, Inc.	226	10/16/20	USD	67.50	USD	1,441	(18,645)
Crowdstrike Holdings, Inc., Class A	35	10/16/20	USD	120.00	USD	481	(65,537)
Elastic NV	99	10/16/20	USD	105.00	USD	1,068	(65,340)
Facebook, Inc., Class A	87	10/16/20	USD	260.00	USD	2,279	(77,212)
Fair Isaac Corp.	21	10/16/20	USD	440.00	USD	893	(15,750)
Inphi Corp.	151	10/16/20	USD	120.00	USD	1,695	(20,007)
Intuit, Inc.	11	10/16/20	USD	360.00	USD	359	(495)
Lam Research Corp.	30	10/16/20	USD	335.00	USD	995	(29,700)
Mastercard, Inc., Class A	38	10/16/20	USD	340.00	USD	1,285	(25,840)
Microsoft Corp.	5	10/16/20	USD	230.00	USD	105	(213)
MongoDB, Inc.	58	10/16/20	USD	240.00	USD	1,343	(37,700)
Monolithic Power Systems, Inc.	58	10/16/20	USD	281.00	USD	1,622	(57,689)
Netflix, Inc.	15	10/16/20	USD	520.00	USD	750	(13,725)
Pagseguro Digital Ltd., Class A	291	10/16/20	USD	40.00	USD	1,097	(20,370)
Roku, Inc.	117	10/16/20	USD	175.00	USD	2,209	(206,505)
salesforce.com, Inc.	75	10/16/20	USD	250.00	USD	1,885	(65,250)
ServiceNow, Inc.	17	10/16/20	USD	480.00	USD	824	(31,960)
Shopify, Inc., Class A	40	10/16/20	USD	975.00	USD	4,092	(291,400)
Snap, Inc., Class A	60	10/16/20	USD	25.00	USD	157	(10,170)
Snap, Inc., Class A	264	10/16/20	USD	24.00	USD	689	(64,284)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	168	10/16/20	USD	80.00	USD	1,362	(59,640)
TAL Education Group, ADR	194	10/16/20	USD	80.00	USD	1,475	(19,400)
Teladoc Health, Inc.	98	10/16/20	USD	220.00	USD	2,149	(103,390)
Tencent Music Entertainment Group, ADR	656	10/16/20	USD	18.00	USD	969	(2,624)
Tesla, Inc.	55	10/16/20	USD	403.00	USD	2,360	(232,650)
Tesla, Inc.	12	10/16/20	USD	500.00	USD	515	(9,270)
Twilio, Inc., Class A	92	10/16/20	USD	250.00	USD	2,273	(96,370)
Unity Software, Inc.	145	10/16/20	USD	100.00	USD	1,266	(47,850)
Unity Software, Inc.	145	10/16/20	USD	90.00	USD	1,266	(87,000)
Visa, Inc., Class A	65	10/16/20	USD	210.00	USD	1,300	(6,240)
Zoom Video Communications, Inc., Class A	27	10/16/20	USD	430.00	USD	1,269	(142,965)
ZoomInfo Technologies, Inc., Class A	423	10/16/20	USD	45.00	USD	1,818	(61,335)
Activision Blizzard, Inc.	77	10/23/20	USD	81.50	USD	623	(18,711)
Adobe, Inc.	35	10/23/20	USD	485.00	USD	1,716	(76,125)
Advanced Micro Devices, Inc.	356	10/23/20	USD	92.00	USD	2,919	(52,510)
Alibaba Group Holding Ltd., ADR	130	10/23/20	USD	290.00	USD	3,822	(172,575)
Alphabet, Inc., Class A	14	10/23/20	USD	1,535.00	USD	2,052	(25,130)
Alphabet, Inc., Class A	16	10/23/20	USD	1,510.00	USD	2,345	(42,560)
Apple, Inc.	124	10/23/20	USD	121.00	USD	1,436	(32,426)
Autodesk, Inc.	33	10/23/20	USD	252.50	USD	762	(5,874)
Coupa Software, Inc.	83	10/23/20	USD	262.50	USD	2,276	(177,205)
Cree, Inc.	99	10/23/20	USD	64.00	USD	631	(33,165)
Facebook, Inc., Class A	11	10/23/20	USD	270.00	USD	288	(6,683)
Intuit, Inc.	32	10/23/20	USD	320.00	USD	1,044	(44,800)
Marvell Technology Group Ltd.	34	10/23/20	USD	41.50	USD	135	(2,601)

4

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Mastercard, Inc., Class A	40	10/23/20	USD	335.00	USD	1,353	$(46,900)
Microsoft Corp.	76	10/23/20	USD	212.50	USD	1,599	(43,130)
MongoDB, Inc.	6	10/23/20	USD	235.00	USD	139	(6,420)
Okta, Inc.	17	10/23/20	USD	222.50	USD	364	(11,178)
RingCentral, Inc., Class A	18	10/23/20	USD	287.50	USD	494	(14,130)
RingCentral, Inc., Class A	55	10/23/20	USD	275.00	USD	1,510	(75,625)
Roku, Inc.	18	10/23/20	USD	175.00	USD	340	(35,190)
salesforce.com, Inc.	11	10/23/20	USD	270.00	USD	276	(4,307)
Shopify, Inc., Class A	41	10/23/20	USD	1,030.00	USD	4,194	(205,000)
Skyworks Solutions, Inc.	70	10/23/20	USD	141.00	USD	1,018	(60,200)
Snap, Inc., Class A	64	10/23/20	USD	25.50	USD	167	(14,112)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	20	10/23/20	USD	83.00	USD	162	(5,420)
Teladoc Health, Inc.	49	10/23/20	USD	220.00	USD	1,074	(62,965)
Teladoc Health, Inc.	50	10/23/20	USD	230.00	USD	1,096	(42,250)
Tesla, Inc.	26	10/23/20	USD	425.00	USD	1,115	(102,050)
Twilio, Inc., Class A	58	10/23/20	USD	255.00	USD	1,433	(61,480)
Yandex NV, Class A	245	10/23/20	USD	64.50	USD	1,599	(86,975)
Zoom Video Communications, Inc., Class A	50	10/23/20	USD	440.00	USD	2,351	(253,250)
Zscaler, Inc.	164	10/23/20	USD	134.00	USD	2,307	(168,920)
Activision Blizzard, Inc.	95	10/30/20	USD	85.00	USD	769	(15,580)
Adobe, Inc.	31	10/30/20	USD	500.00	USD	1,520	(51,925)
Advanced Micro Devices, Inc.	126	10/30/20	USD	85.50	USD	1,033	(59,535)
Alibaba Group Holding Ltd., ADR	62	10/30/20	USD	272.50	USD	1,823	(163,370)
Apple, Inc.	186	10/30/20	USD	120.00	USD	2,154	(74,400)
Autodesk, Inc.	41	10/30/20	USD	250.00	USD	947	(13,018)
Crowdstrike Holdings, Inc., Class A	79	10/30/20	USD	155.00	USD	1,085	(23,937)
Facebook, Inc., Class A	17	10/30/20	USD	267.50	USD	445	(17,977)
Lam Research Corp.	69	10/30/20	USD	345.00	USD	2,289	(92,287)
Marvell Technology Group Ltd.	386	10/30/20	USD	41.00	USD	1,532	(45,162)
MercadoLibre, Inc.	25	10/30/20	USD	1,040.00	USD	2,706	(209,125)
Microsoft Corp.	8	10/30/20	USD	207.50	USD	168	(7,380)
MongoDB, Inc.	49	10/30/20	USD	217.50	USD	1,134	(110,005)
NetEase, Inc., ADR	25	10/30/20	USD	480.00	USD	1,137	(24,750)
Netflix, Inc.	15	10/30/20	USD	510.00	USD	750	(40,162)
PayPal Holdings, Inc.	146	10/30/20	USD	192.50	USD	2,877	(186,880)
RingCentral, Inc., Class A	38	10/30/20	USD	300.00	USD	1,044	(28,310)
Roku, Inc.	110	10/30/20	USD	220.00	USD	2,077	(42,075)
Skyworks Solutions, Inc.	96	10/30/20	USD	145.00	USD	1,397	(67,200)
Snap, Inc., Class A	63	10/30/20	USD	26.00	USD	164	(13,608)
Square, Inc., Class A	215	10/30/20	USD	155.00	USD	3,495	(318,200)
StoneCo Ltd., Class A	166	10/30/20	USD	55.00	USD	878	(34,860)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	277	10/30/20	USD	80.50	USD	2,246	(121,187)
Visa, Inc., Class A	37	10/30/20	USD	207.50	USD	740	(12,710)
Yandex NV, Class A	245	10/30/20	USD	64.50	USD	1,599	(105,350)
Zoom Video Communications, Inc., Class A	30	10/30/20	USD	530.00	USD	1,410	(50,550)
Zscaler, Inc.	81	10/30/20	USD	145.00	USD	1,140	(58,522)
Activision Blizzard, Inc.	130	11/06/20	USD	85.50	USD	1,052	(40,365)
Adobe, Inc.	18	11/06/20	USD	515.00	USD	883	(26,640)
Facebook, Inc., Class A	37	11/06/20	USD	270.00	USD	969	(45,140)
Marvell Technology Group Ltd.	104	11/06/20	USD	40.50	USD	413	(14,508)
MercadoLibre, Inc.	21	11/06/20	USD	1,150.00	USD	2,273	(106,050)
Microsoft Corp.	92	11/06/20	USD	217.50	USD	1,935	(64,630)
NetEase, Inc., ADR	27	11/06/20	USD	475.00	USD	1,228	(40,095)
Okta, Inc.	105	11/06/20	USD	230.00	USD	2,245	(77,437)
RingCentral, Inc., Class A	16	11/06/20	USD	300.00	USD	439	(17,200)
salesforce.com, Inc.	65	11/06/20	USD	270.00	USD	1,634	(45,175)
Visa, Inc., Class A	37	11/06/20	USD	210.00	USD	740	(14,708)
Zoom Video Communications, Inc., Class A	47	11/06/20	USD	490.00	USD	2,210	(166,145)
Advanced Micro Devices, Inc.	160	11/20/20	USD	87.50	USD	1,312	(86,800)
Alibaba Group Holding Ltd., ADR	126	11/20/20	USD	280.00	USD	3,704	(329,490)
Alphabet, Inc., Class A	10	11/20/20	USD	1,525.00	USD	1,466	(59,550)
Avalara, Inc.	154	11/20/20	USD	130.00	USD	1,961	(160,160)

CONSOLIDATED SCHEDULE OF INVESTMENTS	5

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Bandwidth, Inc., Class A	90	11/20/20	USD	150.00	USD	1,571	$(284,850)
Cadence Design Systems, Inc.	141	11/20/20	USD	110.00	USD	1,503	(71,205)
Coupa Software, Inc.	74	11/20/20	USD	280.00	USD	2,029	(151,700)
Elastic NV	98	11/20/20	USD	110.00	USD	1,057	(77,910)
Facebook, Inc., Class A	9	11/20/20	USD	290.00	USD	236	(6,840)
Fair Isaac Corp.	23	11/20/20	USD	450.00	USD	978	(38,755)
Marvell Technology Group Ltd.	103	11/20/20	USD	41.00	USD	409	(21,424)
Mastercard, Inc., Class A	31	11/20/20	USD	345.00	USD	1,048	(42,315)
Microsoft Corp.	73	11/20/20	USD	220.00	USD	1,535	(52,012)
Monolithic Power Systems, Inc.	55	11/20/20	USD	260.00	USD	1,538	(169,125)
Okta, Inc.	91	11/20/20	USD	220.00	USD	1,946	(121,940)
Paycom Software Inc.	70	11/20/20	USD	310.00	USD	2,179	(183,050)
PayPal Holdings, Inc.	77	11/20/20	USD	195.00	USD	1,517	(110,880)
Roku, Inc.	21	11/20/20	USD	195.00	USD	396	(37,485)
ServiceNow, Inc.	42	11/20/20	USD	480.00	USD	2,037	(158,130)
Shopify, Inc., Class A	13	11/20/20	USD	1,010.00	USD	1,330	(132,145)
Snap, Inc., Class A	137	11/20/20	USD	27.00	USD	358	(29,866)
Snowflake, Inc., Class A	30	11/20/20	USD	300.00	USD	753	(50,550)
TAL Education Group, ADR	187	11/20/20	USD	82.50	USD	1,422	(52,827)
Twilio, Inc., Class A	56	11/20/20	USD	260.00	USD	1,384	(106,120)
Visa, Inc., Class A	27	11/20/20	USD	215.00	USD	540	(9,113)
Yandex NV, Class A	41	11/20/20	USD	70.00	USD	268	(11,173)

							$(11,089,237)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Ping An Healthcare and Technology Co. Ltd.	JPMorgan Chase Bank N.A.	92,400	10/07/20	HKD	120.65	HKD	9,240	$(36)
Altium Ltd.	Morgan Stanley & Co. International PLC	37,400	10/14/20	AUD	37.26	AUD	1,358	(12,565)
Meituan Dianping, Class B	Morgan Stanley & Co. International PLC	105,300	10/15/20	HKD	269.15	HKD	25,708	(47,110)
SOITEC	Morgan Stanley & Co. International PLC	8,000	10/21/20	EUR	108.96	EUR	982	(136,573)
GMO Payment Gateway, Inc.	JPMorgan Chase Bank N.A.	11,700	10/22/20	JPY	10,969.02	JPY	132,183	(71,539)
STMicroelectronics NV	Credit Suisse International	31,300	10/22/20	EUR	26.02	EUR	819	(45,748)
TeamViewer AG	Barclays Bank PLC	26,500	10/22/20	EUR	42.43	EUR	1,115	(46,391)
Tencent Holdings Ltd.	Morgan Stanley & Co. International PLC	66,900	10/22/20	HKD	538.58	HKD	35,020	(93,702)
Meituan Dianping, Class B	Citibank N.A.	96,400	10/27/20	HKD	243.60	HKD	23,535	(170,325)
Renesas Electronics Corp.	JPMorgan Chase Bank N.A.	206,200	10/27/20	JPY	839.95	JPY	159,614	(22,575)
Tencent Holdings Ltd.	UBS AG	68,000	10/27/20	HKD	534.97	HKD	35,596	(119,339)
Altium Ltd.	Morgan Stanley & Co. International PLC	7,800	11/04/20	AUD	36.20	AUD	283	(8,282)
Kakao Corp.	JPMorgan Chase Bank N.A.	7,400	11/04/20	USD	370,230.87	USD	2,691,085	(102,066)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	577,000	11/04/20	HKD	20.51	HKD	11,664	(109,077)
Ping An Healthcare and Technology Co. Ltd.	JPMorgan Chase Bank N.A.	82,700	11/04/20	HKD	115.36	HKD	8,270	(12,038)
SOITEC	Citibank N.A.	6,000	11/04/20	EUR	127.10	EUR	737	(23,704)
STMicroelectronics NV	Credit Suisse International	27,400	11/04/20	EUR	26.71	EUR	717	(32,134)
TeamViewer AG	Credit Suisse International	11,300	11/04/20	EUR	44.22	EUR	475	(14,602)
ZoomInfo Technologies, Inc., Class A	UBS AG	42,300	11/05/20	USD	35.25	USD	1,818	(344,531)
ASML Holding NV	UBS AG	7,000	11/06/20	EUR	324.30	EUR	2,203	(72,840)
Kakao Corp.	JPMorgan Chase Bank N.A.	2,000	11/06/20	USD	382,130.00	USD	727,320	(20,699)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	297,000	11/06/20	HKD	20.03	HKD	6,004	(65,452)
Samsung CDI Co. Ltd.	JPMorgan Chase Bank N.A.	6,400	11/06/20	USD	458,865.00	USD	2,765,022	(69,494)
SOITEC	UBS AG	1,600	11/06/20	EUR	129.37	EUR	196	(5,204)
Xero Ltd.	JPMorgan Chase Bank N.A.	21,000	11/06/20	AUD	95.32	AUD	2,139	(125,120)
Tencent Music Entertainment Group, ADR	Credit Suisse International	69,800	11/09/20	USD	15.94	USD	1,031	(24,775)
Adyen NV	Barclays Bank PLC	1,900	11/10/20	EUR	1,658.59	EUR	2,989	(88,389)
Delivery Hero SE	Goldman Sachs International	9,200	11/10/20	EUR	102.74	EUR	900	(41,642)
Inphi Corp.	JPMorgan Chase Bank N.A.	16,100	11/10/20	USD	111.00	USD	1,807	(119,302)

6

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SOITEC	Goldman Sachs International	8,000	11/10/20	EUR	127.82	EUR	982	$(33,403)
GMO Payment Gateway, Inc.	UBS AG	14,400	11/12/20	JPY	11,631.82	JPY	162,687	(58,014)
TeamViewer AG	Credit Suisse International	21,700	11/12/20	EUR	43.49	EUR	913	(39,852)
Xero Ltd.	Morgan Stanley & Co. International PLC	18,300	11/12/20	AUD	104.78	AUD	1,864	(33,015)
Charles Schwab Corp.	JPMorgan Chase Bank N.A.	21,200	11/16/20	USD	70.96	USD	1,514	(111,014)
Altium Ltd.	Morgan Stanley & Co. International PLC	45,500	11/18/20	AUD	37.00	AUD	1,652	(37,458)
Kingdee International Software Group Co. Ltd.	JPMorgan Chase Bank N.A.	569,000	11/18/20	HKD	21.13	HKD	11,502	(78,008)
ASML Holding NV	Morgan Stanley & Co. International PLC	12,800	11/19/20	EUR	323.23	EUR	4,028	(162,375)
Delivery Hero SE	Goldman Sachs International	25,400	11/19/20	EUR	103.30	EUR	2,486	(150,006)
SOITEC	UBS AG	2,400	11/19/20	EUR	126.79	EUR	295	(12,851)

								$(2,761,250)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobiles	$12,497,061	$—	$—	$12,497,061
Banks	—	—	11,167,128	11,167,128
Diversified Consumer Services	16,889,554	—	—	16,889,554
Diversified Financial Services	—	—	3,499,552	3,499,552
Diversified Telecommunication Services	8,774,063	—	—	8,774,063
Electronic Equipment, Instruments & Components	—	6,824,265	—	6,824,265
Entertainment	37,362,304	—	—	37,362,304
Health Care Technology	10,611,655	6,297,598	—	16,909,253
Interactive Media & Services	63,931,373	40,713,509	—	104,644,882
Internet & Direct Marketing Retail	83,129,186	29,477,920	253,889	112,860,995
IT Services	168,797,616	17,731,279	9,989,987	196,518,882
Semiconductors & Semiconductor Equipment	89,936,986	40,911,518	—	130,848,504
Software	210,298,771	34,071,427	8,352,801	252,722,999
Technology Hardware, Storage & Peripherals	44,870,469	—	—	44,870,469

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$—	$—	$85,972,604	$85,972,604
Warrants	—	—	180,718	180,718
Short-Term Securities
Money Market Funds	2,316,076	—	—	2,316,076

	$749,415,114	$176,027,516	$119,416,679	1,044,859,309

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(11,005,081)	$(2,845,406)	$—	$(13,850,487)

(a)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2019	$11,498,561	$47,488,016	$19,454	$59,006,031
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)(a)	5,114,693	8,130,677	161,264	13,406,634
Purchases	16,650,103	30,353,911	—	47,004,014
Sales	—	—	—	—

Closing balance, as of September 30, 2020	$33,263,357	$85,972,604	$180,718	$119,416,679

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020(a)	$5,114,693	$8,130,677	$161,264	$13,406,634

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $3,999,569. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs
Assets
Common Stocks(b)(c)	$29,263,788	Market	Revenue Multiple	5.75x - 10.64x	7.59x
			Recent Transactions	-	-
Preferred Stocks(d)(e)(f)	85,972,604	Market	Revenue Multiple	2.50x - 21.50x	7.74x
			EBITDA Multiple	19.50x	-
			Volatility	39% - 61%	53%
			Time to Exit	3.0 - 5.0	3.3
			Recent Transactions	-	-
		Income	Discount Rate	14%	-
Warrants	180,718	Market	Revenue Multiple	9.08x	-
			Volatility	44%	-
			Time to Exit	0.5	-

8

Consolidated Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Science and Technology Trust (BST)

Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs
$115,417,110

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end September 30, 2020, the valuation technique for investments classified as Common Stocks amounting to $11,167,128 changed to Transaction Price approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end September 30, 2020, the valuation technique for investments classified as Common Stocks amounting to $5,990,419 changed to Transaction Price approach. The investments were previously valued utilizing Option Pricing Model approach. The change was due to consideration of the information that was available at the time the investments were valued.

(d)

For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $4,985,815 changed to Transaction Price Approach. The investments were previously valued utilizing Current Value Method. The change was due to consideration of the information that was available at the time the investments were valued.

(e)

For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $7,695,830 changed to Transaction Price Approach. The investments were previously valued utilizing Option Pricing Model approach. The change was due to consideration of the information that was available at the time the investments were valued.

(f)

For the period end September 30, 2020, the valuation technique for investments classified as Preferred Stocks amounting to $15,727,824 changed to Current Value Method. The investments were previously valued utilizing Transaction Price Approach. The change was due to consideration of the information that was available at the time the investments were valued.

Currency Abbreviation

AUD	Australian Dollar

EUR	Euro

HKD	Hong Kong Dollar

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CDI	CREST Depository Interest

OTC	Over-the-Counter

CONSOLIDATED SCHEDULE OF INVESTMENTS	9